UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
Commission File Number of the issuing entity:  333-233850-03
Central Index Key Number of the issuing entity:  0001857355
Exeter Automobile Receivables Trust 2021-2
(Exact name of issuing entity as specified in its charter)
Commission File Number of the depositor:  333-233850
Central Index Key Number of the depositor:  0001654238
EFCAR, LLC
 (Exact name of depositor as specified in its charter)
Central Index Key Number of sponsor (if applicable):  0001541713
Exeter Finance LLC
 (Exact name of sponsor as specified in its charter)
Jodi Blanton, (469) 754-4396
 (Name and telephone number, including area code, of the person to contact in connection with this filing)
INFORMATION INCLUDED WITH THIS FORM
Item 1.	The Asset Data File required to be filed in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)) is attached as Exhibit 102 to this Form ABS-EE.
Item 2.	The Asset Related Document required to be filed in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)) is attached as Exhibit 103 to this Form ABS-EE.

EXHIBIT INDEX
Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES
The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.
Date:  February 28, 2024

EXETER AUTOMOBILE RECEIVABLES TRUST 2021-2
       (Issuing Entity)
By:     Exeter Finance LLC, as Servicer
           By:      /s/ Jeff Briggs
                      Name:      Jeff Briggs
                      Title:        Senior Vice President and Assistant Treasurer